Business Segments Information (Business Segments Financial Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Interest expense, net	$ (224)	$ (223)	$ (261)
Intersegment Sales	717	715	656
Depreciation and Amortization Expense	823	867	816
Capital Expenditures	665	647	524
Process Management [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	13	7	3
Depreciation and Amortization Expense	198	198	183
Capital Expenditures	228	194	105
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	619	640	570
Depreciation and Amortization Expense	138	148	150
Capital Expenditures	134	138	114
Network Power [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	38	24	31
Depreciation and Amortization Expense	256	286	205
Capital Expenditures	101	99	103
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	45	42	46
Depreciation and Amortization Expense	133	138	148
Capital Expenditures	106	120	104
Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Intersegment Sales	2	2	6
Depreciation and Amortization Expense	53	57	95
Capital Expenditures	46	35	57
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization Expense	45	40	35
Capital Expenditures	$ 50	$ 61	$ 41